UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2003

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Winthrop Knowlton
Address: c/o Knowlton Brothers, Inc.
         530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Winthrop Knowlton
Title: Chairman of Knowlton Brothers, Inc.
Phone: (212) 764-3602

Signature, Place and Date of Signing:


/s/ Winthrop Knowlton           New York, New York             August 5, 2003
---------------------------     --------------------------     --------------
(Signature)                     (City, State)                  (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

28-5340                             Knowlton Brothers, Inc.